Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Emerging Markets Stock Index FundSupplement Dated October 25, 2024, to the Prospectus and Summary Prospectus Dated February 27, 2024Important Changes to Vanguard Emerging Markets Stock Index Fund (the Fund)In accordance with approval granted by the Fund’s Board of Trustees, the Fund has revised its diversification policy under the Investment Company Act of 1940. Under the revised policy, the Fund will continue to track its target index even if the Fund becomes nondiversified as a result of an index rebalance or market movement.Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.Prospectus and Summary Prospectus Text ChangesThe following is added under the heading “Principal Investment Strategies”:The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement.The following are added under the heading “Principal Risks”:• Nondiversification risk. Because the Fund seeks to closely track the composition of the Fund’s target index, from time to time, more than 25% of the Fund’s total assets may be invested in issuers representing more than 5% of the Fund’s total assets due to an index rebalance or market movement, which would result in the Fund being nondiversified under the Investment Company Act of 1940. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.• Sector risk, which is the change that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because a significant portion of the Fund’s assets are invested in the information technology sector, the Fund’s performance is impacted by the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Sector risk is expected to be high for the Fund.© 2024 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 533A 102024Vanguard International Equity Index FundsSupplement Dated October 25, 2024, to the Statement of Additional Information Dated February 27, 2024Important Changes to Vanguard Emerging Markets Stock Index Fund (the Fund)In accordance with approval granted by the Fund’s Board of Trustees on behalf of Vanguard Emerging Markets Stock Index Fund, the Fund has revised its diversification policy under the Investment Company Act of 1940. Under the revised policy, the Fund will continue to track its target index even if the Fund becomes nondiversified as a result of an index rebalance or market movement.Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.Statement of Additional Information Text ChangesIn the Fundamental Policies section, the following paragraph is added under the heading “Diversification” on page B-4:For Vanguard Emerging Markets Stock Index Fund, with respect to 75% of its total assets, the Fund may not: (1) purchase more than 10% of the outstanding voting securities of any one issuer or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer’s securities; except as may be necessary to approximate the composition of its target index. This limitation does not apply to obligations of the U.S. government or its agencies or instrumentalities.At the end of the Fundamental Policies section, the following sentence is added:Shareholder approval will not be sought if Vanguard Emerging Markets Stock Index Fund crosses from diversified to nondiversified status in order to approximate the composition of its target index.
Vanguard Emerging Markets Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 27, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Emerging Markets Stock Index FundSupplement Dated October 25, 2024, to the Prospectus and Summary Prospectus Dated February 27, 2024Important Changes to Vanguard Emerging Markets Stock Index Fund (the Fund)In accordance with approval granted by the Fund’s Board of Trustees, the Fund has revised its diversification policy under the Investment Company Act of 1940. Under the revised policy, the Fund will continue to track its target index even if the Fund becomes nondiversified as a result of an index rebalance or market movement.Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.Prospectus and Summary Prospectus Text ChangesThe following is added under the heading “Principal Investment Strategies”:The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement.The following are added under the heading “Principal Risks”:• Nondiversification risk. Because the Fund seeks to closely track the composition of the Fund’s target index, from time to time, more than 25% of the Fund’s total assets may be invested in issuers representing more than 5% of the Fund’s total assets due to an index rebalance or market movement, which would result in the Fund being nondiversified under the Investment Company Act of 1940. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.• Sector risk, which is the change that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because a significant portion of the Fund’s assets are invested in the information technology sector, the Fund’s performance is impacted by the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Sector risk is expected to be high for the Fund.© 2024 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 533A 102024
Emerging Markets supplement 533A 102024 | Vanguard Emerging Markets Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard International Equity Index FundsSupplement Dated October 25, 2024, to the Statement of Additional Information Dated February 27, 2024Important Changes to Vanguard Emerging Markets Stock Index Fund (the Fund)In accordance with approval granted by the Fund’s Board of Trustees on behalf of Vanguard Emerging Markets Stock Index Fund, the Fund has revised its diversification policy under the Investment Company Act of 1940. Under the revised policy, the Fund will continue to track its target index even if the Fund becomes nondiversified as a result of an index rebalance or market movement.Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.Statement of Additional Information Text ChangesIn the Fundamental Policies section, the following paragraph is added under the heading “Diversification” on page B-4:For Vanguard Emerging Markets Stock Index Fund, with respect to 75% of its total assets, the Fund may not: (1) purchase more than 10% of the outstanding voting securities of any one issuer or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer’s securities; except as may be necessary to approximate the composition of its target index. This limitation does not apply to obligations of the U.S. government or its agencies or instrumentalities.At the end of the Fundamental Policies section, the following sentence is added:Shareholder approval will not be sought if Vanguard Emerging Markets Stock Index Fund crosses from diversified to nondiversified status in order to approximate the composition of its target index.